Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted net earnings losses per share
	Year ended December 31,
(USD in thousands)	2021	2020
Numerator:
Amount for basic loss per share	$(36,428)	$(22,992)
Effect of dilutive instruments	—	—

Amount for diluted loss per share	(36,428)	(22,992)
Denominator:
Denominator for basic earnings per share – weighted average of shares	112,562,199	27,623,175
Loss per share attributable to MICT Inc.:
Basic and diluted continued operation	$(0.32)	$(0.83)